CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
(Loss) profit before taxation	$ (39,580)	$ 4,559	$ (2,238)
Adjustments for:
Interest income	(445)	(325)	(200)
Finance costs	12,200	6,368	3,897
Depreciation of property, plant and equipment	298	271	281
Depreciation of IPP solar parks	14,272	14,208	9,229
Amortization of intangible assets	44	71	102
Warranty reversal	(308)	(451)	(334)
Share-based compensation	(223)	997	1,389
Fair value changes on other non-current liability	39,105	2,957	5,686
Loss on disposal of property, plant and equipment		15	64
Loss on disposal of intangible assets		1	6
Impairment loss on IPP solar parks	5,221	2,151	1,835
Provision on receivables			1,071
Gain on disposal of associates	(7,448)
Share of profit of associates		(173)	(149)
Gain on disposal of IPP solar parks		(1,248)
Gain on disposal of a subsidiary	(1,875)	(11,768)
Reversal of provision for other taxes			(6,025)
Hedge ineffectiveness on cash flow hedges and net loss arising on interest rate swap designated as FVTPL	(201)	641	585
Unrealized gain from sales to associates		242	2,040
Operating cash flows before movements in working capital	21,060	18,516	17,239
Increase in inventories	(271)	(32,739)	(1,726)
(Increase)/ decrease in trade and other receivables	(4,484)	(5,962)	(11,790)
(Increase)/ decrease in amounts due from other related parties	(10,436)	2,145	(2,902)
Increase/ (decrease) in trade and other payables	8,085	(18,249)	5,591
Decrease in amounts due to other related parties	(5,893)		(22)
Decrease in amounts due to customers for contract work			(1,194)
Cash generated from/ (used in) operations		(36,289)	5,196
Income taxes paid	(9,470)	(6,265)	(1,403)
Net cash generated from/ (used in) operating activities	(1,409)	(42,554)	3,793
Investing activities
Withdrawal of restricted cash	29,850	5,560	5,438
Placement of restricted cash	(40,716)	(29,850)	(5,560)
Collection of advances to other related parties			1,043
Advances to other related parties			(30)
Interest income received	445	325	200
Purchases of property, plant and equipment	(375)	(349)	(327)
Purchases of intangible assets	(42)	(40)	(241)
Payments for IPP solar parks	(92,931)	(43,581)	(100,823)
Proceeds from disposal of property, plant and equipment			56
Proceeds from disposal of intangible assets			180
Proceeds from disposal of IPP solar parks	1,979	4,839
Investment in associates			(5,692)
Return of investment in associates	9,505	1,554
Dividends received from associates	427	415
Disposal of subsidiaries	41,056	4,118	(4,831)
Acquisition of subsidiaries		(1,113)
Net cash used in investing activities	(50,802)	(58,122)	(110,587)
Financing activities
Proceeds from bank borrowings	84,865	11,403	47,126
Repayment of bank borrowings	(2,164)	(4,371)	(40,751)
Proceeds from other borrowings	35,059	51,833	46,949
Repayment of other borrowings	(25,116)	(6,372)	(5,470)
Issuance cost of IPO/restricted shares		(153)
Refund of IPO expense			125
Advances from other related parties			480
Repayment of advances from other related parties			(218)
Changes of financial liabilities		44,000	36,720
Interest paid	(12,386)	(6,368)	(3,897)
Net cash generated from financing activities	80,258	89,972	81,064
Net (decrease)/ increase in cash and cash equivalents	28,047	(10,704)	(25,730)
Cash and cash equivalents at beginning of the year	12,518	26,272	52,993
Effects of exchange rate changes on the balance of cash held in foreign currencies	5,519	867	(991)
Cash and cash equivalents at end of the year	$ 46,084	$ 12,518	$ 26,272